Fair Value Measurements (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis

March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$206,567,832	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	8,260,000	—	—
Derivative warrant liabilities – Private placement warrants	—	4,904,000	—
Total Fair Value	$214,827,832	$4,904,000	$—

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	$—	$21,226,950

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	—	21,226,950

Schedule of fair value measurements
December 31, 2020
Exercise price	$11.50
Stock price	$9.65
Term (yrs)	5.5
Volatility	25.0%
Risk-free rate	0.50%

	November 24, 2020	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.38	$9.65
Term (yrs)	5.5	5.5
Volatility	25.0%	25.0%
Risk-free rate	0.50%	0.50%

Schedule of fair value of warrant liabilities
Level 3 derivative warrant liabilities at January 1, 2021	$21,226,950
Transfer of Public Warrants and Private Placement Warrants from Level 3	(21,226,950)
Level 3 derivative warrant liabilities at March 31, 2021	$—

Derivative warrant liabilities at September 9, 2020 (inception)	$—
Issuance of Public and Private Warrants	19,416,900
Change in fair value of derivative warrant liabilities	1,810,050
Derivative warrant liabilities at December 31, 2020	$21,226,950